Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net (loss)	$ (2,648,017)	$ (4,490,950)
Adjustments to reconcile net (loss) to net cash used in operation activities:
Depreciation and amortization	79,809	69,705
Share-based compensation	219,162	724,627
Amortization of deferred issuance costs	28,520	0
Change in fair value of warrants and derivative	11,800	0
Non-cash interest related to bridge funding	14,346	0
Loss on disposal of furniture and equipment	0	1,886
Interest conversion discount settled in equity	0	1,299,508
Change in assets and liabilities
Accounts receivable	1,414	1,243
Prepaids and other current assets	33,287	(448,434)
Accounts payable	57,914	119,072
Accrued and other liabilities	241,110	(193,320)
Accrued interest on promissory and convertible notes		200,712
Net cash (used in) operations	(1,960,653)	(2,715,951)
Cash flows from investing activities
Intangible assets - Patents	(72,634)	(121,957)
Proceeds from sale of furniture	0	1,000
Net cash (used in) investing activities	(72,634)	(120,957)
Cash flows from financing activities
Proceeds from bridge funding	1,250,000	0
IPO/bridge funding issuance costs	(85,000)	(365,060)
Repayment of promissory notes	0	(2,000,000)
Issuance of common stock and warrants related to IPO, net deductions	0	8,552,318
Proceeds from sale of Series A preferred stock	1,000	0
Redemption of Series A Preferred stock	(1,000)	0
Net cash provided by financing activities	1,165,000	6,187,258
Net cash increase (decrease) for period	(868,287)	3,350,350
Cash and restricted cash, beginning of period	1,482,806	452,530
Cash and restricted cash, end of period	614,518	3,802,880
Non- cash activities
Dividends accrued on preferred shares	0	415,523
Conversion of preferred stock to common stock	0	25,754,379
Conversion of preferred stock dividends to common stock	0	4,272,421
Conversion of accrued interest on promissory notes to common stock and warrants	0	1,856,438
Issuance of underwriter's warrants related to IPO	0	199,246
Designation of prepaid expenses to IPO issuance costs	0	165,403
Fair value of warrants and derivative related to bridge funding	742,988	0
Issuance of commitment shares related to bridge funding	175,619	0
Accrued debt issuance costs related to bridge funding	118,575
Issuance of warrants related to bridge funding	37,500
Original issuance discount (15%) related to bridge funding	$ 187,500